Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands							1 Months Ended				12 Months Ended
	Feb. 02, 2017 USD ($) $ / shares shares	Jan. 10, 2017 USD ($) shares	Jun. 02, 2015 shares	Jul. 24, 2014 shares	Jul. 14, 2014 shares	Jun. 27, 2014 shares	Jun. 30, 2015 shares	Jul. 31, 2014 shares	Jun. 30, 2014 shares	Apr. 30, 2013 shares	Dec. 31, 2016 Tanker shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 17, 2017 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker											4
Initial public offering completion date											2013-04
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers											100.00%
Percentage of ownership interest										49.00%
Percentage of interest held by general partner			2.00%			2.00%					2.00%	2.00%	2.00%
Common units sold pursuant to the full exercise of underwriters' options				490,000	150,000
Total net proceeds from offering | $												$ 121,224	$ 152,014
Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of interest held by general partner		2.00%
Total net proceeds from offering | $		$ 54,900
Undrawn revolving credit facility amount | $														$ 30,000
Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year											2017
Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year											2025
IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public										8,567,500
Percentage of incentive distribution rights											100.00%
Common units sold pursuant to the full exercise of underwriters' options										1,117,500	1,117,500
Private Placement [Member] | Series A Preferred Unit [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred Units issued	2,083,333
Preferred Units issued, price per unit | $ / shares	$ 24.00
Proceeds from private placement of Preferred Units | $	$ 48,500
Subordinated Units [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public											8,567,500
Percentage of ownership interest											49.00%
General Partner Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public							102,041	13,062	93,877
Percentage of interest held by general partner										2.00%
General Partner Unit [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of interest held by general partner											2.00%
Common Units [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public			5,000,000			4,600,000	5,000,000	640,000	4,600,000			5,000,000	5,240,000
Common units sold pursuant to the full exercise of underwriters' options													640,000
Common Units [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public		2,500,000
Common Units [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public											8,567,500
Percentage of ownership interest											49.00%